7. CAPITAL STOCK (Annual) (Details Narrative) - Annual Report - USD ($)	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2014	Jun. 04, 2014	Mar. 31, 2014	Mar. 18, 2014
Preferred Stock, Par Value	$ 1.00	$ 1	$ 1.00	$ 1.00
Preferred Stock, Shares Authorized	21	21	21	21
Preferred Stock, Shares Issued	0	0	0	0
Preferred Stock, Shares Outstanding	0	0	0	0
Conversion and Voting Rights Ratio			1:1
Common Stock, Shares to be Issued			1,048,000
Stock Options Issued Shares						72.06
Number of Shares Post Conversion			21,954,160
Stock Subscription Receivable						$ 72
Series A Preferred Accrued Dividend			$ (4,358)	$ 4,538
Common Shares Coverted from Preferred			0.513
Common Shares Converted			156,293
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000	200,000,000		200,000,000	200,000,000
Common Stock, Shares Issued	38,909,000	0	38,909,000	38,909,000		0	36,000,000
Common Stock, Value	$ 38,909	$ 0	$ 38,909	$ 38,909
Common Stock, Shares Outstanding	38,909,000	0	38,909,000	38,909,000		0
Common stock Issued for Cash Shares	1,048,000		2,059,000
Common stock Issued for Cash Value	$ 524,000		$ 205,900
Vincent Keber
Common Stock, Par Value					$ 0.1
Common Stock, Shares Issued					250,000
Common Stock, Value					$ 25,000
Compensation expense Amortized					$ 4,795
Ean Seeb
Common Stock, Par Value					$ 0.1
Common Stock, Shares Issued					250,000
Common Stock, Value					$ 25,000
Compensation expense Amortized					$ 4,795
Sebastian Stant
Common Stock, Par Value					$ 0.1
Common Stock, Shares Issued					250,000
Common Stock, Value					$ 25,000
Compensation expense Amortized					$ 14,384
Jesus Quintero
Common Stock, Par Value					$ 0.1
Common Stock, Shares Issued					100,000
Common Stock, Value					$ 10,000
Compensation expense Amortized					$ 6,685